UMB FUND SERVICES, INC.

235 West Galena Street

Milwaukee, Wisconsin 53212

(414) 299-2000

Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549

Re:	Redwood Real Estate Income Fund (the “Fund”)

Registration No: 333-268948; 811-23846

Filing Pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940

Ladies and Gentlemen:

On behalf of the above-referenced registered investment company, transmitted herewith for filing pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940, as amended, is the Fund’s Form N-CSR for the annual period ended December 31, 2024. Questions regarding this filing may be directed to the undersigned at (414) 299-2000.

Sincerely,

/s/ John Patterson
John Patterson, Assistant Vice President/Fund Administration Manager

Encl.